GOODWILL AND INTANGIBLES	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [abstract]
GOODWILL AND INTANGIBLES	GOODWILL AND OTHER INTANGIBLE ASSETS

	Goodwill (i)	Other intangible assets (ii)	Total
Cost
At January 1, 2019	$403.7	$77.6	$481.3
Dispositions	—	(1.6)	(1.6)
At December 31, 2019	$403.7	$76.0	$479.7
Accumulated amortization and impairment
At January 1, 2019	$(45.0)	$(36.5)	$(81.5)
Amortization	—	(6.0)	(6.0)
At December 31, 2019	$(45.0)	$(42.5)	$(87.5)
Net book value at December 31, 2019	$358.7	$33.5	$392.2

	Goodwill (i)	Other intangible assets (ii)	Total
Cost
At January 1, 2018 and December 31, 2018	$403.7	$77.6	$481.3
Accumulated amortization and impairment
At January 1, 2018	$—	$(31.8)	$(31.8)
Amortization	—	(4.7)	(4.7)
Impairment (Note 13)	(45.0)	—	(45.0)
At December 31, 2018	$(45.0)	$(36.5)	$(81.5)
Net book value at December 31, 2018	$358.7	$41.1	$399.8
(i)Goodwill represents the excess of the purchase cost over the fair value of net assets acquired in a business acquisition. On June 16, 2014, the Company acquired a 50% interest in Canadian Malartic. Goodwill of $427.7 million was recognized on the excess of the purchase consideration over the fair value of the assets and liabilities acquired. In March 2018, the Company sold certain jointly owned exploration properties of the Canadian Malartic Corporation, and derecognized $24.0 million of goodwill allocated to the exploration properties, which had been reclassified as held for sale in December 2017. Refer to Note 6.
(ii)Other intangible assets primarily comprise capitalized system development costs.